NOTE 6. FINANCE COSTS	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
NOTE 6. FINANCE COSTS

NOTE 6. FINANCE COSTS

	Consolidated
	December 31, 2020 A$	December 31, 2019 A$	December 31, 2018 A$
Bank overdraft and borrowing interest	37,091	84,920	53,262
Interest on revolving loan	228,627	50,328	-
Interest on finance lease liability	32,526	109,675	2,993
Interest on convertible bonds (Note 23)	109,811	1,316,702	930,276
Interest charged by the ultimate holding company	-	-	396,868
Interest on convertible promissory notes (Note 25)	1,692,217	-	-
	2,100,272	1,561,625	1,383,399